INCOME TAXES (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 57,062	$ 74,257
Deductible temporary differences for which no deferred tax asset is recognised	380,580	390,426
Entities that have had a loss for tax purposes in either current or previous year, or both [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	57,100	74,300
Deductible temporary differences for which no deferred tax asset is recognised	$ 187,200	$ 334,000